Common Stock (Details) - Schedule of Outstanding Common Stock Warrants	12 Months Ended
Dec. 31, 2022 $ / shares shares
Class of Warrant or Right [Line Items]
Numbers of Shares Issuable	8,695,000
2013 [Member]
Class of Warrant or Right [Line Items]
Numbers of Shares Issuable	70,000
Exercise Price | $ / shares	$ 0.25
Classification	Equity
Expiration Date	Nov – 2023
2015 [Member]
Class of Warrant or Right [Line Items]
Numbers of Shares Issuable	2,300,000
Exercise Price | $ / shares	$ 1
Classification	Equity
Expiration Date	Nov – 2025
2017 [Member]
Class of Warrant or Right [Line Items]
Numbers of Shares Issuable	2,300,000
Exercise Price | $ / shares	$ 1
Classification	Equity
Expiration Date	Aug – 2027
2018 [Member]
Class of Warrant or Right [Line Items]
Numbers of Shares Issuable	805,000
Exercise Price | $ / shares	$ 1
Classification	Equity
Expiration Date	Jan – 2029
2019 [Member]
Class of Warrant or Right [Line Items]
Numbers of Shares Issuable	920,000
Exercise Price | $ / shares	$ 1
Classification	Equity
Expiration Date	Dec – 2029
2021 [Member]
Class of Warrant or Right [Line Items]
Numbers of Shares Issuable	1,150,000
Exercise Price | $ / shares	$ 1
Classification	Equity
Expiration Date	Dec – 2030
2022 [Member]
Class of Warrant or Right [Line Items]
Numbers of Shares Issuable	1,150,000
Exercise Price | $ / shares	$ 1
Classification	Liability
Expiration Date	July – 2032